Investment Risks - MRBL Enhanced Equity ETF	Mar. 31, 2026
Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk.
•Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the reference asset. A reference asset may be an index or ETF. If this occurs, the call option could be exercised and the reference asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the reference asset, such a strategy limits the opportunity to profit from an increase in the market value of the reference asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the reference asset. If this occurs, the put option could be exercised and the reference asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
•Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the reference asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the reference asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the reference asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an reference asset, the price of the option may move more or less than the price of the reference asset.
•Box Spread Risk. A Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of (4) four option positions two of which represent the synthetic long and two representing the synthetic short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to reference asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for FLEX Options, the Fund may have difficulty closing out certain FLEX Option positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the reference asset price, changes in actual and implied interest rates, changes in the actual and implied volatility of the reference asset and the remaining time until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the
MRBL and/or Arin (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Options Risk, Selling Or Writing Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the reference asset. A reference asset may be an index or ETF. If this occurs, the call option could be exercised and the reference asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the reference asset, such a strategy limits the opportunity to profit from an increase in the market value of the reference asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the reference asset. If this occurs, the put option could be exercised and the reference asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.
Options Risk, Buying Or Purchasing Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the reference asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the reference asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the reference asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an reference asset, the price of the option may move more or less than the price of the reference asset.
Options Risk, Box Spread Risk Member
Prospectus [Line Items]
Risk [Text Block]	Box Spread Risk. A Box Spread is the combination of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset such as index, equity security or ETF with the same expiration date. A Box Spread typically consists of (4) four option positions two of which represent the synthetic long and two representing the synthetic short. If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to reference asset’s movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund at competitive prices.
Options Risk, FLEX Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for FLEX Options, the Fund may have difficulty closing out certain FLEX Option positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the reference asset price, changes in actual and implied interest rates, changes in the actual and implied volatility of the reference asset and the remaining time until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the
MRBL and/or Arin (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another asset, rate or index (e.g., stock options). Unfavorable changes in the value of the reference asset, rate or index may cause sudden losses. Changes in the value of a derivative may not correlate perfectly with the reference asset, rate or index, the Fund could lose more than the principal amount invested. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation.

Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Leverage risk refers to the potential for increased volatility and losses in a portfolio due to the use of derivatives that may magnify gains and losses beyond the initial investment. The Fund will utilize derivatives, such as options, to gain exposure to certain assets or markets with a smaller initial investment. While leveraging derivatives can amplify gains, it can also magnify losses significantly. Leverage could possibly create increased volatility for the Fund.

Low Short-Term Interest Rates Risk Member
Prospectus [Line Items]
Risk [Text Block]
Low Short-Term Interest Rates Risk. During market conditions in which short-term interest rates are at low levels, the Fund’s investments related to the Collateral Portfolio will earn a low yield. In addition, it is possible that during these conditions the Fund may experience difficulties purchasing and/or selling securities and may, as a result, maintain a portion of its assets in cash, on which it may earn little, if any, income.

Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.

Risk Of Investing In Other ETFs Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees).

ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options and FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options and FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. Cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions, and these costs and expenses are typically reimbursed to the Fund by the AP placing the order(s). To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer.
Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund’s sector exposure is expected to be similar to the sector exposure of a market capitalization-weighted index of large-capitalization U.S. equity securities.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on MRBL’s and/or Arin’s success or failure to implement investment strategies for the Fund. In addition, there is the risk that the investment process, techniques and analyses used by MRBL and/or Arin will not produce the desired investment results and the Fund may lose value as a result.
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
New Sub-Adviser Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Sub-Adviser Risk. MRBL has limited experience with managing an ETF, which may limit MRBL’s effectiveness. In addition, although MRBL has retained third-party vendors to perform certain functions (e.g., compliance services and operations), it employs a limited number of individuals and has limited resources, which may prevent it from being able to continue to provide sub-advisory services if a key individual becomes incapacitated.
Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended. However, the U.S. federal income tax treatment of certain aspects of the options strategy employed by the Fund are not entirely clear under existing law, including identifying the issuer of an option, and could affect such qualification. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income taxation and distributions received by its shareholders generally would be subject to further U.S. federal income taxation.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.